Rule 497(d)
                                                       Registration No. 33-69760
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DELAFIELD FUND, INC.                            FIFTH AVENUE, NEW YORK, NY 10020
                                                (212) 830-5220

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PROSPECTUS
May 1, 1997

Delafield Fund, Inc. (the "Fund") is an open-end, diversified management investment company. The Fund's investment objectives are to seek long-term preservation of capital (sufficient growth to outpace inflation over an extended period of time) and growth of capital. The Fund will seek to achieve these objectives by investing primarily in the equity securities of domestic companies which, based on the research of the Delafield Asset Management Division of Reich & Tang Asset Management L.P. (the "Manager"), are considered to be undervalued or to represent special situations that the Manager believes can increase in value regardless of general economic trends or the condition of the stock market generally. There can be no assurance that the Fund will achieve its objectives.

     The Delafield Asset Management Division of Reich & Tang Asset Management L.P. acts as Manager of the Fund and Reich & Tang Distributors L.P. acts as Distributor of the Fund's shares. Reich & Tang Asset Management L.P. is a registered investment adviser. Reich & Tang Distributors L.P. is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.

This Prospectus sets forth concisely the information a prospective investor should know before investing in the Fund. A Statement of Additional Information dated May 1, 1997, containing additional and more detailed information about the Fund (the "Statement of Additional Information"), has been filed with the Securities and Exchange Commission and is hereby incorporated by reference into this Prospectus. It is available without charge and can be obtained by either writing or calling the Fund at the address or telephone number set forth above.

SHARES IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.


 This Prospectus should be read and retained by investors for future reference.


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THESE  SECURITIES  HAVE NOT BEEN APPROVED OR  DISAPPROVED  BY THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
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


                           TABLE OF FEES AND EXPENSES
Annual Fund Operating Expenses
(as a percentage of average net assets)

        Management Fees                                                     .80%
        12b-1 Fees - After Fee Waiver                                       .05%
        Other Expenses                                                      .44%
              Administration Fees                              .21%       ______
        Total Fund Operating Expenses - After Fee Waivers                  1.29%

Example                                                  1 year           3 years           5 years       10 years
-------                                                  ------           -------           -------       --------
   You would pay the following on a $1,000
   investment, assuming 5% annual return and
   redemption at the end of each period:                 $13               $41                $71           $156

The foregoing table is to assist you in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. For a further discussion of these fees, see "The Manager" and "Distribution and Service Plan" herein. The Manager and the Distributor may, at their discretion, waive all or a portion of their fees. The maximum 12b-1 Fees would have been
 .25% of average daily net assets, absent fee waivers. In addition, absent fee waivers, Total Operating Expenses would have been 1.49%.

THE  FIGURES   REFLECTED  IN  THIS  EXAMPLE   SHOULD  NOT  BE  CONSIDERED  AS  A
REPRESENTATION  OF PAST OR FUTURE  EXPENSES.  ACTUAL  EXPENSES MAY BE GREATER OR
LESS THAN THOSE SHOWN ABOVE.


                              FINANCIAL HIGHLIGHTS

The following financial highlights of Delafield Fund, Inc. have been audited by McGladrey & Pullen LLP, Independent Certified Public Accountants, whose report thereon appears in the Statement of Additional Information.





                                                 Year             Period from             Year          November 19, 1993
                                                Ended          October 1, 1995 to        Ended           (Inception) to
                                           December 31, 1996   December 31, 1995   September 30, 1995   September 30, 1994
                                           -----------------   -----------------   ------------------   ------------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period........  $   12.26         $    11.95           $    10.82           $   10.00
                                               ---------         ----------           ----------           ---------
 Income from investment operations:
     Net investment income...................        .16                .05                  .13                 .07
     Net realized and unrealized
       gains (losses) on investments.........       3.07                .50                 1.99                 .82
                                               ---------         ----------           ----------           ----------
 Total from investment operations............       3.23                .55                 2.12                 .89
                                               ---------         ----------           ----------           ----------
 Less distributions:
     Dividends from net investment income....  (     .16)        (      .05)          (      .13)          (     .07)
     Distributions from net
       realized gains on investments.........  (    1.84)        (      .18)          (      .86)               --
     In excess of net realized gain..........      --            (      .01)                --                  --
                                               ---------         ----------           ----------           ----------
 Total distributions.........................  (    2.00)        (      .24)          (      .99)          (     .07)
                                               ---------         ----------           ----------           ----------
 Net asset value, end of period..............  $   13.49         $    12.26           $    11.95           $   10.82
                                               =========         ==========           ==========           ==========
 Total Return................................      26.35%              4.62%(a)            20.05%               8.93%(a)
                                               =========         ==========           ==========           ==========
 Ratios/Supplemental Data
 Net assets, end of period (000).............  $  61,279         $   45,730           $   42,316           $    9,658
 Ratios to average net assets:
     Expenses................................       1.29%(b)(d)        1.67%*(b)(d)         1.65%(b)            1.78%*(b)
     Net investment income...................       1.18%(b)           1.57%*(b)            1.35%(b)            0.96%*(b)
 Portfolio turnover rate.....................      75.54              20.49                 70.36              42.84
 Average commission rate paid (per share)....  $     .0378(c)    $      .0343(c)           --                   --

  *  Annualized
(a)  Not Annualized

(b) Net of investment management, administration and shareholder servicing fees waived equivalent to .20%, .20%, .71% and 1.12%, respectively, of average net assets.

(c)  Required by regulations issued in 1995.

(d)  Includes   expenses   paid   indirectly,   equivalent  to  .01%  and  .07%,
     respectively, of average net assets.

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INTRODUCTION

Delafield Fund, Inc. (the "Fund") is a diversified, open end management investment company organized as a Maryland corporation on October 12, 1993, that seeks to provide its investors with long term preservation of capital (sufficient growth to outpace inflation over an extended period of time) and growth of capital. The Fund seeks to achieve its objectives by investing principally in the equity securities of domestic companies which, based on the research of the Delafield Asset Management Division of Reich & Tang Asset Management L.P. (the "Manager") are considered to be undervalued or to represent special situations (i.e., companies undergoing change that might cause their market value to grow at a rate faster than the market generally). There can be no assurance that the Fund will achieve its objectives. This is a summary of the Fund's fundamental investment policies which are set forth in full under "Investment Objectives, Policies and Risks" herein and in the Statement of Additional Information and may not be changed without approval of a majority of the Fund's outstanding shares.

The Fund's shares are distributed  through Reich & Tang  Distributors  L.P. (the
"Distributors"), with whom the Fund has entered into a Distribution Agreement and a Shareholder Servicing Agreement pursuant to the Fund's plan adopted under Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). (See "Distribution and Service Plan").

On any day on which the New York Stock Exchange, Inc. is open for trading ("Fund Business Day"), investors may initiate purchases and redemptions of shares of the Fund's common stock at their net asset value, which will be determined daily. (See "Purchase of Shares" "Redemption of Shares" and "Net Asset Value" herein.) The minimum initial investment is $5,000, except that the minimum initial investment for an Individual Retirement Account is $250. There is no minimum for subsequent investments. The Fund currently intends to pay dividends, if any, semi-annually. Net capital gains, if any, will be distributed at least annually, and in no event later than within 60 days after the end of the Fund's fiscal year. All dividends and distributions of capital gains are automatically invested in additional shares of the Fund unless a shareholder has elected by written notice to the Fund to receive either of such distributions in cash. (See "Dividends, Distributions and Taxes" herein).

The Fund intends to invest principally in the equity securities of domestic companies. Investment in the Fund should be made with an understanding of the risks which an investment in equity securities may entail. In particular, common stocks represent residual ownership interest in the issuer and are entitled to the income and increase in the value of the assets and business of the entity after all its obligations, including preferred stock dividends, are satisfied. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, and investor perceptions of market liquidity. See "Investment Objectives, Policies and Risks" herein and the Statement of Additional Information for a discussion of the special risk factors affecting equity securities and the other investment policies of the Fund, including investments in lower rated debt securities.

INVESTMENT OBJECTIVES,
POLICIES AND RISKS

The investment objectives of the Fund are to seek long-term preservation of capital (sufficient growth to outpace inflation over an extended period of time) and growth of capital. The Fund will seek to achieve these objectives by investing primarily in the equity securities of domestic companies which, based on the research of the Delafield Asset Management Division of Reich & Tang Asset Management L.P. (the "Manager"), are considered to be undervalued or to represent special situations (i.e., companies undergoing change that might cause their market value to grow at a rate faster than the market generally). The Fund's investment objectives are fundamental policies and may not be changed without shareholder approval.

There obviously can be no assurance that the Fund's investment objectives will be achieved. The nature of the Fund's investment objectives and
                                       3
policies may involve a somewhat greater degree of short-term risk than would be present under other investment approaches.

The Fund will under normal circumstances have substantially all of its assets (i.e., more than 65%) invested in a diversified portfolio of equity securities, including common stocks, securities convertible into common stocks or rights or warrants to subscribe for or purchase common stocks. For a discussion of the risks of investing in convertible securities, see "Convertible Securities" and "Risks of Investing in Lower Rated Securities" below.

The Fund at times may also invest less than 35% of its total assets in debt securities and preferred stocks offering a significant opportunity for price appreciation. For a discussion of the risks of investing in these securities, see "Risks of Investing in Lower Rated Securities" below.

The Fund may take a defensive position when the Manager has determined that adverse business or financial conditions warrant such a defensive position and invest temporarily without limit in rated or unrated debt securities or preferred stocks or in money market instruments. Money market instruments for this purpose include obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including such obligations subject to repurchase agreements), commercial paper rated in the highest grade by any nationally recognized rating agency, and certificates of deposit and bankers' acceptances issued by domestic banks having total assets in excess of one billion dollars. A repurchase agreement is an instrument under which an investor (e.g., the Fund) purchases a U.S. Government security from a vendor, with an agreement by the vendor to repurchase the security at the same price, plus interest at a specified rate. Repurchase agreements may be entered into with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities. Repurchase agreements usually have a short duration, often less than one week. In the event that a vendor defaulted on its repurchase obligation, the Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the vendor becomes bankrupt, the Fund might be delayed, or may incur costs or possible losses of principal and income, in selling the collateral.

Within this basic framework, the policy of the Fund will emphasize flexibility in arranging its portfolio to seek the desired results. The Fund's investment philosophy is that of investment in equity securities of companies which, based on fundamental research, the management of the Fund believes to be undervalued. The Manager believes that the philosophy of the management of the portfolio companies is very important and, therefore, intends to invest in companies that are managed for the benefit of their shareholders and not by managements that believe that the most important measure of a company's success is its size. In addition, companies generating free cash flow, which is defined as earnings, depreciation, and deferred income tax in excess of need for capital expenditures and dividends, will be considered attractive because such funds can be used to pay down debt, retire shares, acquire other businesses or increase the dividend.

Investment securities will be assessed upon their earning power, stated asset value and off the balance sheet values, such as natural resources and timber properties. Critical factors that will be considered in the selection of securities will include the values of individual securities relative to other investment alternatives, trends in the determinants of corporate profits, corporate cash flow, balance sheet changes, management capability and practices, and the economic and political outlook. Although the balance sheet of a company is important to the Manager's analysis, the Fund may invest in financially troubled companies if the Manager has reason to believe that the underlying assets are worth far more than the market price of the shares. Generally speaking, disposal of a security will be based upon factors such as (i)
increases in the valuation of the security which the Fund believes reflect earnings growth too far in advance, (ii) changes in the relative opportunities offered by various securities, and (iii) actual or potential deterioration of the issuers' earning power
                                       4
which the Fund believes may adversely affect the price of its securities. Portfolio turnover will be influenced by sound investment practices, the Fund's investment objective, and the need of funds for the redemption of the Fund's shares.

The Fund will not seek to realize profits by anticipating short-term market movements and intends to purchase securities for long-term capital appreciation under ordinary circumstances. The rate of portfolio turnover will not be a limiting factor when the investment adviser deems changes to be appropriate. In addition, in order to qualify as a regulated investment company, less than 30% of the Fund's gross income must be derived from the sale or other disposition of stock, securities or certain other investments held for less than 3 months. Although increased portfolio turnover may increase the likelihood of additional capital gains for the Fund, the Fund expects to satisfy the 30% income test.

The Fund's investment policies indicated below (unlike its investment objective) are not fundamental and may be changed by the Fund's Board of Directors without shareholder approval.

Foreign Securities

Although the Fund will invest primarily in domestic securities, both listed and unlisted, and has no present intention of investing any significant portion of its assets in foreign securities, it reserves the right to invest in foreign securities if purchase thereof at the time of purchase would not cause more than 15% of the value of the Fund's total assets to be invested in foreign securities. Investments in foreign securities involve certain risk considerations which are not typically associated with investments in domestic securities. These considerations include changes in exchange rates and exchange control regulation, political and social instability, expropriation, less liquid markets and less available information than is generally the case in the United States, less government supervision of exchanges and brokers and issuers, lack of uniform accounting and auditing standards, foreign withholding taxes and greater price volatility. See "Foreign Securities" in the Statement of Additional Information.

Convertible Securities

The Fund may invest in convertible securities which may include corporate notes or preferred stock but are ordinarily a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock. Convertible securities rank senior to common stocks on an issuer's capital structure and are consequently of higher quality and entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

The Fund may invest in convertible securities when it appears to the Manager that it may not be prudent to be fully invested in common stocks. In evaluating a convertible security, the Manager places primary emphasis on the attractiveness of the underlying common stock and the potential for capital appreciation through conversion. See "Convertible Securities" in the Statement of Additional Information.

Risks of Investing in
Lower Rated Securities

The Fund may purchase convertible securities, debt securities, or preferred stock considered by the Manager to be consistent with the Fund's investment objectives regardless of whether or not the security is rated. Lower rated securities (BBB or lower by Standard & Poor's Rating Services, a division of the McGraw-Hill Companies ("S&P") or

Baa or lower by Moody's Investor Services, Inc. ("Moody's") and comparable unrated securities, collectively commonly known as "junk bonds", have special risks associated with them. The market for these securities may not be as liquid as the market for higher rated securities, which may result in depressed prices for the Fund upon the disposal of such lower rated securities. There is no established secondary market for many of these securities. The Manager cannot anticipate whether these securities could be sold other than to institutional investors. There is frequently no secondary market for the resale of those debt obligations that are in default. The limited market for these securities may affect the amount actually realized by the Fund upon such sale. Such sale may result in a loss to the Fund. There are certain risks involved in applying credit ratings as a method of evaluating lower rated securities. For example, while credit rating agencies evaluate the safety of principal and interest payments, they do not evaluate the market risk of the securities and the securities may decrease in value as a result of credit developments. See "Description of Ratings" herein for a definition of the various ratings assigned by S&P and Moody's.

These lower rated securities tend to offer higher yields than higher rated securities with the same maturities because the creditworthiness of the obligors of lower rated securities may not have been as strong as that of other issuers. Since there is a general perception that there are greater risks associated with the lower rated securities, if any, in the Fund, the yields and prices of such securities tend to fluctuate more with changes in the perceived quality of the credit of their obligors. In addition, the market value of these lower rated securities may fluctuate more than the market value of higher rated securities since lower rated securities tend to reflect short-term market developments to a greater extent than higher rated securities, which fluctuate primarily in response to the general level of interest rates, assuming that there has been no change in the fundamental credit quality of such securities. These lower rated securities are also more sensitive to adverse economic changes and events affecting specific issuers than are higher rated securities. Periods of economic uncertainty can be expected to result in increased market price volatility of the lower rated securities. These lower rated securities may also be directly and adversely affected by variables such as interest rates, unemployment rates, inflation rates and real growth in the economy and may be more susceptible to variables such as adverse publicity and negative investor perception than more highly rated securities, particularly in a limited secondary market. Lower rated securities generally involve greater risks of loss of income and principal than higher rated securities. The obligors of lower rated securities possess less creditworthy characteristics than the obligors of higher rated securities, as is evidenced by those securities that have experienced a downgrading in rating or that are in default. The evaluation of the price of such securities is highly speculative and volatile. As such, these evaluations are very sensitive to the latest available public information relating to developments concerning such securities. See "Risks of Investing in Lower Rated Securities" in the Statement of Additional Information.

Warrants

The Fund may invest in warrants which entitle the holder to buy equity securities at a specific price for a specific period of time. In the event the underlying security does not sufficiently appreciate in value during the period when the warrant may be exercised so as to provide an attractive investment for the Fund, the warrant will expire and the Fund will suffer a loss on the price it paid for the warrant. The Fund will not, however, purchase any warrant if, as a result of such purchase, 5% or more of the Fund's total assets would be invested in warrants. Included within that amount, but not to exceed 2% of the value of the Fund's total assets, may be warrants which are not listed on the New York or American Stock Exchange. Warrants acquired by the Fund in units or attached to securities may be deemed to be without value. See "Warrants" in the Statement of Additional Information.

Short Sales

The Fund may make short sales of securities. A short sale is a transaction in which the Fund sells a
                                       6
security it does not own in anticipation that the market price of that security will decline. The Fund expects to make short sales both to obtain capital gains from anticipated declines in securities and as a form of hedging to offset potential declines in long positions in the same or similar securities. The short sale of a security is considered a speculative investment technique. When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale in order to satisfy its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities. The Fund's obligation to replace the borrowed security will be secured by collateral deposited with the broker-dealer, usually cash, U.S. Government securities or other liquid high grade debt obligations. The Fund will also be required to deposit in a segregated account established and maintained with the Fund's Custodian, liquid assets such as cash, U.S. Government securities or other liquid high grade debt obligations, to the extent, if any, necessary so that the value of both collateral deposits in the aggregate is at all times equal to the greater of the price at which the security is sold short or 100% of the current market value of the security sold short. Depending on arrangements made with the broker-dealer from which it borrowed the security regarding payment over of any payments received by the Fund on such security, the Fund may not receive any payments (including interest) on its collateral deposited with such broker-dealer. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, and, conversely, if the price declines, the Fund will realize a capital gain; provided, however, any gain will be decreased, and any loss increased, by the transaction costs described above. Although the Fund's gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited. The market value of the securities sold short of any one issuer will not exceed either 5% of the Fund's total assets or 5% of such issuer's voting securities. The Fund will not make a short sale, if, after giving effect to such sale, the market value of all securities sold short exceeds 20% of the value of its assets or the Fund's aggregate short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire at no additional cost the security.

Restricted Securities

The Fund may invest in restricted securities and in other assets having no ready market if such purchases at the time thereof would not cause more than 15% of the value of the Fund's net assets to be invested in all such restricted or not readily marketable assets. Restricted securities may be sold only in privately negotiated transactions, in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 or pursuant to Rule 144 promulgated under such Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than the price that prevailed when it decided to sell. Restricted securities will be valued in such manner as the Board of Directors of the Fund in good faith deems appropriate to reflect their fair market value.

Corporate Reorganizations

The Fund may invest in securities for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation or similar reorganization proposal has been announced if, in the judgment of the Manager, there is a reasonable prospect of capital appreciation significantly greater than the added portfolio turnover expenses inherent in the short term nature of such transactions. The principal risk is that such offers or proposals may not be consummated within the time and under the terms contemplated at the time of the investment, in which case, unless such offers or proposals are replaced by equivalent or increased offers or proposals which are consummated, the Fund may
                                       7
sustain a loss. For further information on such investments, see "Corporate Reorganizations" in the Statement of Additional Information.

Investment in Small,
Unseasoned Companies

The Fund may invest up to 5% of its total assets in small, less well known companies, which (including predecessors) have operated less than three years. The securities of such companies may have limited liquidity. The Fund will not invest more than 5% of its total assets in securities of issuers which together with their predecessors have a record of less than three years of continuous operations.

INVESTMENT RESTRICTIONS

The Fund has adopted certain investment restrictions which may not be changed without the approval of the Fund's shareholders. Briefly, these restrictions provide that the Fund may not:

     1. Purchase the securities of any one issuer, other than the U.S. Government or any of its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of its total assets would be invested in such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% and 10% limitations;

     2. Invest more than 25% of the value of its total assets in any particular industry;

     3. Purchase securities on margin, but it may obtain such short-term credits from banks as may be necessary for the clearance of purchases and sales of securities;

     4. Make loans of its assets to any person,  except for the purchase of debt
     securities  and  repurchase   agreements  as  discussed  under  "Investment
     Objectives, Policies and Risks" herein;

     5. Borrow money except for (i) the short-term credits from banks referred to in paragraph 3 above and (ii) borrowings from banks for temporary or emergency purposes, including the meeting of redemption requests which might require the untimely disposition of securities. Borrowing in the aggregate may not exceed 15%, and borrowing for purposes other than meeting redemptions may not exceed 5%, of the value of the Fund's total assets (including the amount borrowed) less liabilities (not including the amount borrowed) at the time the borrowing is made. Outstanding borrowings in excess of 5% of the value of the Fund's total assets will be repaid before any subsequent investments are made;

     6. Mortgage, pledge or hypothecate any of its assets, except as may be necessary in connection with permissible borrowings mentioned in paragraph 5 above;

     7. Purchase the securities of other investment companies, except (i) the Fund may purchase unit investment trust securities where such unit trusts meet the investment objectives of the Fund and then only up to 5% of the Fund's net assets, except as they may be acquired as part of a merger, consolidation or acquisition of assets and (ii) further except as permitted by Section 12(d) of the 1940 Act; and

     8. Act as an underwriter of securities of other issuers, except that the Fund may acquire restricted or not readily marketable securities under circumstances where, if such securities were sold, the Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933. The Fund will not, however, invest more than 15% of the value of its net assets in restricted securities and not readily marketable securities.

If a percentage restriction is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value of the Fund's portfolio securities will not be considered a violation of the Fund's policies or restrictions.

THE MANAGER

The Fund's Board of Directors, which is responsible for the overall management and supervision of the Fund, has employed the Delafield Asset
                                       8

Management Division of Reich & Tang Asset Management L.P. (the "Manager") to serve as investment manager of the Fund. The Manager provides persons satisfactory to the Fund's Board of Directors to serve as officers of the Fund. Such officers, as well as certain other employees and directors of the Fund, may be directors or officers of Reich & Tang Asset Management, Inc., the sole general partner of the Manager or employees of the Manager or its affiliates. Due to the services performed by the Manager, the Fund currently has no employees and its officers are not required to devote full-time to the affairs of the Fund. The Statement of Additional Information contains general background information regarding each director and principal officer of the Fund.

The Manager is a Delaware limited partnership with its principal office at 600 Fifth Avenue, New York, New York 10020. As of March 31, 1997, the Manager was investment manager, adviser or supervisor with respect to assets aggregating in excess of $9.6 billion. The Manager acts as manager or administrator of 15 other registered investment companies and also advises pension trusts, profit-sharing trusts and endowments.

     New England Investment Companies, L.P. ("NEICLP") is the limited partner and owner of a 99.5% interest in the Manager. Reich & Tang Asset Management, Inc. (a wholly-owned subsidiary of NEICLP) is the sole general partner and owner of the remaining .5% interest of the Manager. New England Investment Companies, Inc. ("NEIC"), a Massachusetts corporation, serves as the sole general partner of NEICLP. Reich & Tang Asset Management L.P. succeeded NEICLP as the Manager of the Fund.

J. Dennis Delafield and Vincent Sellecchia of the Fund are primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Delafield is Chairman, Chief Executive Officer and Director of the Fund and is Managing
Director of the Reich & Tang Capital Management Group, a division of the Manager, with which he has been associated since September 1993. From December 1991 to September 1993, Mr. Delafield, acting as investment adviser, was a Managing Director of Reich & Tang L.P. and an officer of Reich & Tang, Inc.; and from October 1979 to December 1991, was President and Director of Delafield Asset Management, Inc. Mr. Sellecchia is President of the Fund and Vice President of the Reich & Tang Capital Management Group, a division of the Manager, with which he has been associated since September 1993. From December 1991 to September 1993, Mr. Sellecchia, acting as investment adviser, was Vice President of Reich & Tang L.P. and an officer of Reich & Tang, Inc.; and from October 1980 to December 1991 was Vice President, Director of Investment Analysis for Delafield Asset Management, Inc. The Fund's Annual Report contains information regarding the Fund's performance and will be provided, without charge, upon request.

On August 30, 1996, The New England Mutual Life Insurance Company ("The New England") and Metropolitan Life Insurance Company ("MetLife") merged, with MetLife being the continuing company. The Manager remains an indirect wholly-owned subsidiary of NEICLP, but Reich & Tang Asset Management, Inc., its sole general partner, is now an indirect subsidiary of MetLife. Also, MetLife New England Holdings, Inc., a wholly-owned subsidiary of MetLife, owns 51% of the outstanding limited partnership interest of NEICLP and may be deemed a "controlling person" of the Manager. Reich & Tang, Inc. owns approximately 16% of the outstanding partnership units of NEICLP.

MetLife is a mutual life insurance company with assets of $142.2 billion at March 31, 1996. It is the second largest life insurance company in the United States in terms of total assets. MetLife provides a wide range of insurance and investment products and services to individuals and groups and is the leader among United States life insurance companies in terms of total life insurance in force, which exceeded $1.2 trillion at March 31, 1996 for MetLife and its insurance affiliates. MetLife and its affiliates provide insurance or other financial services to approximately 36 million people worldwide.

NEIC is a holding company offering a broad array of investment styles across a wide range of asset
                                       9
categories through twelve subsidiaries, divisions and affiliates offering a wide array of investment styles and products to institutional clients. Its business units include, AEW Capital Management, L.P., Back Bay Advisors, L.P., Graystone Partners, L.P., Harris Associates, L.P., Jurika & Voyles, L.P., Loomis, Sayles & Co., L.P., MC Management, L.P., New England Funds, L.P., New England Funds Management, L.P., Reich & Tang Asset Management L.P., Vaughan-Nelson, Scarborough & McConnell L.P. and Westpeak Investment Advisors, L.P. These affiliates in the aggregate are investment advisors or managers to 43 other registered investment companies.

The merger between The New England and MetLife resulted in an "assignment" of the Investment Management Contract relating to the Fund. Under the 1940 Act, such an assignment caused the automatic termination of this agreement. On November 28, 1995 the Board of Directors, including a majority of the directors who are not interested persons (as defined in the 1940 Act) of the Fund or the Manager, approved the Investment Management Contract effective August 30, 1996, which has a term which extends to July 31, 1998 and may be continued in force thereafter for successive twelve-month periods beginning each August 1, provided that such continuance is specifically approved annually by majority vote of the Fund's outstanding voting securities or by its Board of Directors, and in either case by a majority of the directors who are not parties to the Investment Management Contract or interested persons of any such party, by votes cast in person at a meeting called for the purpose of voting on such matter.

The Investment Management Contract was approved by a majority of the shareholders of the Fund on March 13, 1996 and contains the same terms and conditions governing the Manager's investment management responsibilities as the Fund's previous Investment Management Contract with the Manager, except as to the date of execution and termination.

The merger and the change in control of the Manager has not had any impact upon the Manager's performance of its responsibilities and obligations under the Investment Management Contract.

Pursuant to the Investment Management Contract, the Manager manages the Fund's portfolio of securities and makes decisions with respect to the purchase and sale of investments, subject to the general control of the Board of Directors of the Fund. Under the Investment Management Contract, the Manager receives from the Fund a fee equal to .80% per annum of the Fund's average daily net assets for managing the Fund's investment portfolio and performing related services. The fee received by the Manager under the Investment Management Contract is higher than the fee paid by most investment companies. The Manager, at its discretion, may voluntarily waive all or a portion of the management fee.

Pursuant to an Administrative Services Contract for the Fund, the Manager performs clerical, accounting supervision and office service functions for the Fund and provides the Fund with personnel to (i) supervise the performance of bookkeeping and related services by Investors Fiduciary Trust Company, the Fund's bookkeeping agent, (ii) prepare reports to and filings with regulatory authorities, and (iii) perform such other services as the Fund may from time to time request of the Manager. The personnel rendering such services may be employees of the Manager or its affiliates. The Manager, at its discretion, may voluntarily waive all or a portion of the administrative services fee. For its services under the Administrative Services Contract, the Manager receives a fee equal to .21% per annum of the Fund's average daily net assets. Any portion of the total fees received by the Manager may be used to provide shareholder services and for distribution of Fund shares. See "Distribution and Service Plan" herein.

In addition, Reich & Tang Distributors L.P., the Distributor, can receive a servicing fee up to .25% per annum of the average daily net assets of the shares of the Fund under the Shareholder Servicing Agreement. The fees are accrued daily and paid monthly.

DESCRIPTION OF COMMON STOCK

The Fund was incorporated in Maryland on October 12, 1993. The authorized capital stock of the Fund consists of twenty billion shares of common stock having a par value of one-tenth of one cent ($.001) per share. The Fund currently has only one portfolio. The Fund's Articles of Incorporation provide for the creation of separate classes of the Fund's outstanding common stock. Except as noted below, each share when issued has equal dividend, distribution and liquidation rights within the series for which it was issued, and each fractional share has rights in proportion to the percentage it represents of a whole share. Shares of all series have identical voting rights, except where, by law, certain matters must be approved by a majority of the shares of the affected series. There are no conversion or preemptive rights in connection with any shares of the Fund. All shares when issued in accordance with the terms of the offering will be fully paid and non-assessable. Shares of the Fund are redeemable at net asset value, at the option of the shareholders.

Under its Articles of Incorporation the Fund has the right to redeem, for cash, shares of common stock owned by any shareholder to the extent that, and at such times as, the Fund's Board of Directors determines to be necessary or appropriate to prevent any concentration of share ownership which would cause the Fund to become a "personal holding company" for Federal income tax purposes. In this regard, the Fund may also exercise its right to reject purchase orders.

The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares outstanding voting for the election of directors can elect 100% of the directors if the holders choose to do so, and, in that event, the holders of the remaining shares will not be able to elect any person or persons to the Board of Directors. The Fund's By-Laws provide the holders of one-third of the outstanding shares of the Fund present at a meeting in person or by proxy will constitute a quorum for the transaction of business at all meetings.

DISTRIBUTION AND SERVICE PLAN

Pursuant to Rule 12b-1 under the 1940 Act, the Securities and Exchange Commission has required that an investment company which bears any direct or indirect expense of distributing its shares must do so only in accordance with a plan permitted by Rule 12b-1. The Fund's Board of Directors has adopted a Distribution and Service Plan (the "Plan") and, pursuant to the Plan, the Fund and Reich & Tang Distributors L.P. (the "Distributor") have entered into a Distribution Agreement and a Shareholder Servicing Agreement.

Reich & Tang Asset Management, Inc. serves as the sole general partner for both Reich & Tang Asset Management L.P. and Reich & Tang Distributors L.P. and Reich & Tang Asset Management L.P. serves as the sole limited partner of the Distributor.

Under the Distribution Agreement, the Distributor serves as distributor of the Fund's shares and, for nominal consideration and as agent for the Fund, will solicit orders for the purchase of the Fund's shares, provided that any orders will not be binding on the Fund until accepted by the Fund as principal.

Under the Shareholder Servicing Agreement, the Distributor is permitted to receive payments from the Fund (i) to permit it to make payments to participating organizations, with which it has written agreements and whose clients or customers are shareholders of the Fund (each a "Participating Organization"), for providing personal shareholder services and for the maintenance of shareholder accounts and (ii) to reimburse it for its costs in the provision of these services by it to Fund shareholders up to .25% per annum of the Fund's average daily net assets (the "Shareholder Servicing Fee").

The Plan and the Shareholder Servicing Agreement provide that, in addition to the Shareholder Servicing Fee, the Fund will pay for preparation, printing and delivering the Fund's prospectus to existing shareholders of the Fund and preparing and printing subscription application forms for shareholder accounts.

The Plan provides that the Manager may make payments from time to time from its own resources, which may include the management fee and past profits for the following purposes: (i) to defray the costs of, and to compensate others, including Participating Organizations with whom the Distributor has entered into written agreements, for performing shareholder servicing and related administrative functions on behalf of the Fund; (ii) to compensate certain Participating Organizations for providing assistance in distributing the Fund's shares; and (iii) to pay the costs of printing and distributing the Fund's prospectus to prospective investors, and to defray the cost of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel in connection with the distribution of the Fund's shares. In addition to the use of the Shareholder Servicing Fee, the Distributor may also make payments from time to time from its own resources and past profits, for the purposes enumerated above. The Distributor will determine the amount of such payments made pursuant to the Plan, provided that such payments will not increase the amount which the Fund is required to pay to the Manager and Distributor for any fiscal year under either the Investment Management Contract in effect for that year or under the Shareholder Servicing Agreement in effect for that year.

The Glass-Steagall Act and other applicable laws and regulations prohibit banks and other depository institutions from engaging in the business of underwriting, selling or distributing most types of securities. However, in the opinion of the Manager based on the advice of counsel, these laws and regulations do not prohibit such depository institutions from providing other services for investment companies such as the shareholder servicing and related administrative functions referred to above. The Fund's Board of Directors will consider appropriate modifications to the Fund's operations, including discontinuance of any payments then being made under the Plan to banks and other depository institutions, in the event of any future change in such laws or regulations which may affect the ability of such institutions to provide the above-mentioned services. It is not anticipated that the discontinuance of payments to such an institution would result in loss to shareholders or change in the Fund's net asset value. In addition, state securities laws on this issue may differ from the interpretations of Federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

PURCHASE OF SHARES

Shares of the Fund that are purchased through broker-dealers are offered at a price based on the current net asset value of such shares which is next computed upon receipt of the purchase order by the broker-dealer.

The minimum for an initial investment is $5,000, except that the minimum initial investment for an Individual Retirement Account is $250. There is no minimum for subsequent investments. All purchase payments will be invested in full and fractional shares. The Fund or the Distributor is authorized to reject any purchase order.

For each shareholder of record, the Fund's transfer agent, Reich & Tang Services L.P. ("Transfer Agent"), as the shareholder's agent, establishes an open account to which all shares purchased are credited, together with any dividends and capital gain distributions which are paid in additional shares. See "Dividends, Distributions and Taxes" herein. Although most shareholders elect not to receive stock certificates, certificates for full shares can be obtained on specific written request to the Transfer Agent. No certificates are issued for fractional shares.

If an investor purchases or redeems shares of the Fund through an investment dealer, bank or other institution, that institution may impose charges for its services; these charges would reduce the investor's yield or return. An investor may purchase or redeem shares of the Fund directly from the Fund's Distributor or its Transfer Agent without any such charges.

New Shareholders

Mail

To purchase shares of the Fund send a check made payable to "Delafield Fund, Inc." and a completed subscription order form to the Fund at the following address:

    Delafield Fund, Inc.
    Reich & Tang Funds
    600 Fifth Avenue - 8th Floor
    New York, New York  10020

Checks are accepted subject to collection at full face value in United States currency.

Bank Wire

To purchase shares of the Fund using the wire system for transmittal of money among banks, an investor should first telephone the Fund at 212-830-5220 (within New York State) or at 800-221-3079 (outside New York State) to obtain a new account number. The investor should then instruct a member commercial bank to wire funds to:

    Investors Fiduciary Trust Company
    Reich & Tang  Funds
    ABA #101003621
    DDA #890752-953-8
    For Delafield Fund, Inc.
    Account of (Investor's Name)
    Fund Account # 819-
    SS#/Tax ID#

Then promptly complete and mail the subscription order form. There may be a charge by your bank for transmitting the money by bank wire. The Fund does not charge investors in the Fund for the receipt of wire transfers. If you are planning to wire funds, it is suggested that you instruct your bank early in the day so the wire transfer can be accomplished the same day. Payment in the form of a "bank wire" received prior to 4 p.m., New York City time, on a Fund Business Day will be treated as a Federal Funds payment received on that day.

Personal Delivery

Deliver a check made payable to "Delafield Fund, Inc.", along with a completed subscription order form to:


    Reich & Tang Funds
    600 Fifth Avenue - 9th Floor
    New York, New York  10020

Present Shareholders

Subsequent purchases can be made by personal delivery or bank wire, as indicated above, or by mailing a check made payable to "Delafield Fund, Inc." at:

    Delafield Fund, Inc.
    Mutual Funds Group
    P.O. Box 13232
    Newark, New Jersey  07101-3232

The shareholder's account number should be clearly indicated.

Certain Participating Organizations may utilize the FundSERV mutual funds clearinghouse system to purchase and redeem shares.

Electronic Funds Transfers (EFT),
Pre-authorized Credit and
Direct Deposit Privilege

You may purchase shares of the Fund (minimum of $100) by having salary, dividend payments, interest payments or any other payments designated by you, or by having federal salary, social security, or certain veteran's, military or other payments from the federal government, automatically deposited into your Fund account. You can also have money debited from your checking account. To enroll in any one of these programs, you must file with the Fund a completed EFT Application, Pre-authorized Credit Application, or a Direct Deposit Sign-Up Form for each type of payment that you desire to include in the Privilege. The appropriate form may be obtained from your broker or the Fund. You may elect at any time to terminate your participation by notifying in writing the appropriate depositing entity and/or federal agency. Death or legal incapacity will automatically terminate your participation in the Privilege. Further, the Fund may terminate your participation upon 30 days' notice to you.

REDEMPTION OF SHARES

     Shareholders may make a redemption in any amount by sending a written request to the Fund, accompanied by any certificate that may have been issued to the shareholder, addressed to:

    Delafield Fund, Inc.
    Reich & Tang Funds
    600 Fifth Avenue - 8th Floor
    New York, New York 10020

Upon receipt by the Fund of a redemption request in proper form, shares of the Fund will be redeemed at their next determined net asset value. See "Net Asset Value" herein.

The request must specify the name of the Fund, the dollar amount or number of shares to be redeemed, and the account number. The request must be signed in exactly the same way the account is registered (if there is more than one owner of the shares, all must sign) and, if any certificates are included in the request, presentation of such certificates properly endorsed. In all cases, all the signatures on a redemption request and/or certificates must be signature guaranteed by an eligible guarantor institution which includes a domestic bank, a domestic savings and loan institution, a domestic credit union, a member bank of the Federal Reserve System or a member firm of a national securities exchange; pursuant to the Fund's Transfer Agent's standards and procedures (guarantees by notaries public are not acceptable). Further documentation, such as copies of corporate resolutions and instruments of authority may be requested from corporations, administrators, executors, personal representatives, trustees or custodians to evidence the authority of the person or entity making the redemption request.

Checks for redemption proceeds normally will be mailed within seven days, but will not be mailed until all checks (including a certified or cashier's check) in payment for the purchase of the shares to be redeemed have been cleared, which could take up to 15 days after investment. Unless other instructions are given in proper form, a check for the proceeds of a redemption will be sent to the shareholder's address of record and generally will be mailed within seven days after receipt of the request.

The Fund may suspend the right of redemption and postpone the date of payment for more than seven days during any period when (i) trading on the New York Stock Exchange is restricted or the Exchange is closed, other than customary weekend and holiday closings, (ii) the Securities and Exchange Commission has by order permitted such suspension or (iii) an emergency, as defined by rules of the Securities and Exchange Commission, exists making disposal of portfolio investments or determination of the value of the net assets of the Fund not reasonably practicable.

The proceeds of a redemption may be more or less than the amount invested and, therefore, a redemption may result in a gain or loss for Federal income tax purposes.

To minimize expenses, the Fund reserves the right to redeem upon not less than 45 days notice all shares of the Fund in an account (other than an Individual Retirement Account) which has a value below $500 caused by reason of a redemption by a shareholder of shares of the Fund; provided, however, a shareholder's shares may not be redeemed if written objection to the redemption is received by the Fund within 30 days after the date on which notice of the redemption is received by the shareholder. Shareholders will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account. In lieu of the right to redeem all shares, the Fund may impose a monthly service charge of $10 on such accounts.

Systematic Withdrawal Plan

Any shareholder who owns shares of the Fund with an aggregate value of $10,000 or more may establish a Systematic Withdrawal Plan under which he offers to sell to the Fund at net asset value the number of full and fractional shares which will produce the monthly or quarterly payments specified (minimum $50 per payment). Depending on the amounts withdrawn, systematic withdrawals may deplete the investor's principal. Investors contemplating participation in this plan should consult their tax advisers.
                                       14

Shareholders wishing to utilize this plan may do so by completing an application which may be obtained by writing or calling the Fund. No additional charge to the shareholder is made for this service.

Telephone Redemption Privilege

The Fund accepts telephone requests for redemption from shareholders who elect this option. Telephone requests for redemption may not exceed the sum of $25,000 per request per day. The proceeds of a telephone redemption will be sent to the shareholder at his address or to his bank account as set forth in the subscription order form or in a subsequent signature guaranteed written authorization. The Fund may accept telephone redemption instructions from any person with respect to accounts of shareholders who elect this service, and thus shareholders risk possible loss of dividends in the event of a telephone redemption not authorized by them. The Fund will employ reasonable procedures to confirm that telephone redemption instructions are genuine, and will require that shareholders electing such option provide a form of personal identification. The failure by the Fund to employ such reasonable procedures may cause the Fund to be liable for any losses incurred by investors due to telephone redemptions based upon unauthorized or fraudulent instructions. The telephone redemption option may be modified or discontinued at any time upon 60 days written notice to shareholders.

RETIREMENT PLANS

The Fund has available a form of individual retirement account ("IRA") for investment in the Fund's shares. Any individual can contribute to an IRA equal to the lesser of $2,000 annually ($2,250 in a spousal account) or 100% of earned income; such investment must be made in cash. However, the deductibility of an individual's IRA contribution may be reduced or eliminated if the individual or, in the case of a married individual, either the individual or the individual's spouse, is an active participant in an employer-sponsored retirement plan. Thus, in the case of an active participant, the deduction will not be available for an individual with adjusted gross income above $25,000 or, a married couple filing a joint return with adjusted gross income above $40,000. Special rules apply in the case of married individuals living together who file separate returns. The minimum investment required to open an IRA is $250. Generally, there are penalties for premature distributions from an IRA before the attainment of age 59 1/2, except in the case of the participant's death or disability and certain other circumstances.

     As a result of the enactment of the Small Business, Health Insurance and Welfare Reform Acts of 1996 (the " `96 Act"), certain of the foregoing provisions have been amended. Pertinent provisions of the `96 Act are described below:

     Generally. Five year averaging will not apply to distributions after December 31, 1999. Ten year averaging has been preserved in very limited circumstances.

IRAs. Beginning January 1, 1997, a non-working spouse may be eligible to establish an IRA and contribute up to $2,000, provided the combined income of both spouses is at least equal to the amount contributed by both spouses to IRAs.

Fund shares may also be a suitable investment for assets of other types of qualified pension or profit-sharing plans, including cash or deferred or salary reduction "Section 401(k) plans" which give participants the right to defer portions of their compensation for investment on a tax-deferred basis until distributions are made from the plans.

Persons desiring information concerning investments by IRAs and other retirement plans should write or telephone the Fund.

EXCHANGE PRIVILEGE

Shareholders of the Fund are entitled to exchange some or all of their shares in the Fund for Class B shares of either the Daily Tax Free Income Fund, Inc. or the Short Term Income Fund, Inc. (U.S. Government Portfolio), each of which are other investment companies which retain Reich & Tang Asset Management L.P. as investment adviser or manager. In the future, the exchange privilege program may be extended to other investment companies which retain Reich & Tang Asset Management L.P. as investment adviser or manager. The Fund will provide shareholders with 60 days written notice prior to any modification or discontinuance of the exchange privilege. An exchange of shares in the Fund pursuant to the exchange privilege is, in effect, a redemption of Fund shares (at net asset value) followed by the purchase of shares of the investment company into which the exchange is made (at net asset value) and may result in a shareholder realizing a taxable gain or loss for Federal income tax purposes.

There is no charge for the exchange privilege or limitation as to frequency of exchanges. The minimum amount for an exchange is $1,000, except that shareholders who are establishing a new account with an investment company through the exchange privilege must insure that a sufficient number of shares are exchanged to meet the minimum initial investment required for the investment company into which the exchange is being made. The exchange privilege is available to shareholders resident in any state in which shares of the investment company being acquired may legally be sold. Before making an exchange, the investor should review the current prospectus of the investment company into which the exchange is being made. Prospectuses may be obtained by contacting the Distributor at the address or telephone number listed on the cover of this Prospectus.

Instructions for exchange may be made in writing to the Transfer Agent at the appropriate address listed herein or, for shareholders who have elected that option, by telephone. The Fund reserves the right to reject any exchange request.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Each dividend and capital gains distribution, if any, declared by the Fund on its outstanding shares will, at the election of each shareholder, be paid in cash or in additional shares of common stock of the Fund having an aggregate net asset value as of the payment date of such dividend or distribution equal to the cash amount of such dividend or distribution. Election to receive dividends and distributions in cash or shares is made at the time shares are subscribed for and may be changed by notifying the Fund in writing at any time prior to the record date for a particular dividend or distribution. If the shareholder makes no election the Fund will make the distribution in shares. There is no sales or other charge in connection with the reinvestment of dividends and capital gains distributions.

While it is the intention of the Fund to distribute to its shareholders substantially all of each fiscal year's net income and net realized capital gains, if any, the amount and time of any such dividend or distribution must necessarily depend upon the realization by the Fund of income and capital gains from investments. Dividends will normally be paid semi-annually. Capital gains distributions, if any, will be made at least annually, and in no event later than 60 days after the end of the Fund's fiscal year. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains.

The Fund intends to continue to qualify for and elect special treatment applicable to a "regulated investment company" under the Internal Revenue Code of 1986, as amended. To qualify as a regulated investment company, the Fund must meet certain complex tests concerning its investments and distributions. For each year the Fund qualifies as a regulated investment company, the Fund will not be subject to federal income tax on income distributed to its shareholders in the form of dividends or capital gain distributions. Additionally, the Fund will not be subject to a federal excise tax if the Fund distributes at least 98% of its ordinary income and 98% of its capital gain income to its shareholders. Dividends out of net ordinary income and distributions of net short-term capital gains are taxable to the recipient shareholders as ordinary income and are eligible, in the case of corporate shareholders, for the dividends-received deduction to the extent that the Fund's income is derived from qualifying dividends received by the Fund from domestic corporations. A corporation's dividends-received deduction will be disallowed unless the corporation holds shares in the Fund at least 46 days. Furthermore, a corporation's dividends-received deduction will be disallowed to the extent a corporation's investment in shares of the Fund is financed with indebtedness.


The excess of net long-term capital gains over the net short-term capital losses realized and distributed by the Fund to its shareholders as capital gains distributions are taxable to the shareholders as long-term capital gains, irrespective of the length of time a shareholder may have held his stock. Such long-term capital gains distributions are not eligible for the dividends-received deduction referred to above. If a shareholder held shares six months or less and during that period received a distribution taxable to such shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term capital loss to the extent of such distribution.

Any dividend or distribution received by a shareholder on shares of the Fund shortly after the purchase of such shares by such shareholder will have the effect of reducing the net asset value of such shares by the amount of such dividend or distribution. Furthermore, such dividend or distribution, although in effect a return of capital, is subject to applicable taxes to the extent that the investor is subject to such taxes regardless of the length of time the investor may have held the stock.

The Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In connection with this withholding requirement, a shareholder will be asked to certify on his application that the social security or tax identification number provided is correct and that the shareholder is not subject to 31% backup withholding for previous underreporting to the IRS.

NET ASSET VALUE

The Fund determines the net asset value per share of the Fund as of 4:00 p.m., New York City time, by dividing the value of the Fund's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) by the number of shares outstanding at the time the determination is made. The Fund determines its net asset value on each Fund Business Day. Fund Business Day for this purpose means weekdays (Monday through Friday) except customary national business holidays and Good Friday. Purchases and redemptions will be effected at the time of determination of net asset value next following the receipt of any purchase or redemption order in proper form. See "Purchase of Shares" and "Redemption of Shares" herein.

Portfolio securities for which market quotations are readily available are valued at market value. All other investment assets of the Fund are valued in such manner as the Board of Directors of the Fund in good faith deems appropriate to reflect their fair value.

GENERAL INFORMATION

Performance

From time to time the Fund may distribute sales literature or publish advertisements containing "total return" quotations for the Fund. The Manager may also include general language in such advertisements or information furnished to present or prospective shareholders regarding the Manager's investment performance. Such sales literature or advertisements will disclose the Fund's average annual compounded total return for the Fund's last one year period, five year period and the period since the Fund's inception, and may include total return information for other periods. The Fund's total return for each period is computed, through use of a formula prescribed by the Securities and Exchange Commission, by finding the average annual compounded rates of return over the period that would equate an assumed initial amount invested to the value of the investment at the end of the period. For purposes of computing total return, income dividends and capital gains distributions paid on shares of the Fund are assumed to have been reinvested when received.

The Fund may also from time to time include in advertisement the ranking of those performance figures relative to such figures for groups of mutual funds categorized by nationally recognized ranking agencies. The performance of the Fund may also be compared to recognized indices, including, but not limited to, the Standard & Poor's 500.

Shareholder Meetings

As a general matter, the Fund will not hold annual or other meetings of the Fund's shareholders. This is
                                       17
because the By-Laws of the Fund provide for annual meetings only (a) for the election of directors as required by the 1940 Act, (b) for approval of revised investment advisory agreements with respect to a particular class or series of stock, (c) for approval of revisions to the Fund's distribution plan as required in the 1940 Act with respect to particular class or series of stock, and (d) upon the written request of holders of shares entitled to cast not less than 10% of all the votes entitled to be cast at such meeting. Annual and other meetings may be required with respect to such additional matters relating to the Fund as may be required by the 1940 Act, any registration of the Fund with the Securities and Exchange Commission or any state, or as the Directors may consider necessary or desirable. Each Director serves until the next meeting of shareholders called for the purpose of considering the election or re-election of such Director or of a successor to such Director, and until the election and qualification of his or her successor, elected at such meeting, or until such Director sooner dies, resigns, retires or is removed by the vote of the shareholders.

Custodian and  Transfer Agent

Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, is the custodian for the Fund's cash and securities. Reich & Tang Services L.P., 600 Fifth Avenue, New York, New York 10020, is the transfer agent and dividend agent for the shares of the Fund. The Fund's custodian and transfer agent do not assist in, and is not responsible for investment decisions involving assets of the Fund.

Information for Shareholders

     All shareholder inquiries should be directed to Delafield Fund, Inc., 600 Fifth Avenue, New York, New York 10020 (telephone: 212-830-5220 or outside New York State 800-221-3079).

The Fund will send to all its shareholders semi-annual unaudited and annual audited reports, including a list of investment securities held.

For further information with respect to the Fund and the shares offered hereby, reference is made to the Fund's Registration Statement filed with the Securities and Exchange Commission, including the exhibits thereto. The Registration Statement and the exhibits thereto may be examined at the Securities and Exchange Commission and copies thereof may be obtained upon payment of certain duplicating fees.

DESCRIPTION OF RATINGS

Investor Services, Inc. ("Moody's")

Aaa: Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Unrated: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

1)    An application for rating was not received or accepted.

2) The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

3)    There is a lack of essential data pertaining to the issue or issuer.

4) The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa-1, A-1, Baa-1 and B-1.

     Standard & Poor's Rating Services, a division of the McGraw-Hill Companies ("S&P")


AAA: Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay
                                       19
principal is extremely strong.

AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

A: Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in the highest rated categories.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC, C: Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of this obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties of major risk exposures to adverse conditions.

C1: The rating C1 is reserved for income bonds on which no interest is being paid.

D: Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                       TABLE OF CONTENTS


Table of Fees and Expenses.............................
Financial Highlights...................................
Introduction...........................................
Investment Objectives, Policies and Risks..............
   Foreign Securities..................................               DELAFIELD
   Convertible Securities..............................               FUND, INC.
   Risks of Investing in Lower Rated Securities........
   Warrants............................................
   Short Sales.........................................
   Restricted Securities...............................
   Corporate Reorganizations...........................              PROSPECTUS
   Investment in Small, Unseasoned Companies...........              May 1, 1997
Investment Restrictions................................
The Manager............................................
Description of Common Stock............................
Distribution and Service Plan..........................
Purchase of Shares.....................................
   New Shareholders....................................
   Present Shareholders................................
   Electronic Funds Transfers (EFT), Pre-authorized
      Credit and Direct Deposit Privilege..............
Redemption of Shares...................................
   Systematic Withdrawal Plan..........................
   Telephone Redemption Privilege......................
Retirement Plans.......................................
Exchange Privilege.....................................
Dividends, Distributions and Taxes.....................
Net Asset Value........................................
General Information ...................................
   Performance.........................................
   Shareholder Meetings................................
   Custodian and Transfer Agent........................
   Information for Shareholders .......................
Description of Ratings.................................

No dealer, salesman or other person has been authorized to give any information or to make any representation other than those contained in this Prospectus, and if given or made, such information and representation may not be relied upon as authorized by the Fund, its Manager, Distributor or any affiliate thereof. This Prospectus does not constitute an offer to sell or a solicitation of any offer to buy any of the securities offered hereby in any state to any person to whom it is unlawful to make such offer in such state.

Account Number 819-                                           Date

DELAFIELD FUND, INC. 819

Do not use for IRA plans. Special forms are available from the Fund.
1. INITIAL INVESTMENT
[] Check enclosed for $ [] I have telephoned the Fund to make wire arrangements.
                           (see instructions on reverse). My initial investment wire is $

2. REGISTRATION
[] Individual (and Joint Registrant, if any)

-------------------------------------------------------------------------------
Print Registrant's name                      Social Security number

-------------------------------------------------------------------------------
Right of survivorship, unless tenancy in common is indicated
                   [] This indemnification number is for the first name at left
                   [] This indemnification number is for the second name at left

[] Gift to Minors

-------------------------------------------------------------------------------
Custodian's Name (only one permited) as custodian for    Minor's Social Security
                                                         Number

--------------------------------------------------------------------------------
Minor's Name (only one permitted) under the state [] Uniform Gift to Minor's Act
                                                  [] Uniform Transfer to Minors
                                                     Act

[] Corporations, Partnerships, Trusts and Others

--------------------------------------------------------------------------------
Name of Corporation or Other Entity     Tax Identification Number

3. PRIMARY ADDRESS                      SEASONAL ADDRESS

--------------------------------------------------------------------------------
Number and Street                       Number and Street

--------------------------------------------------------------------------------
City    State    Zip Code               City    State    Zip Code

                                        ----------------------------------------
                                        From    To

Your Statement will automatically be mailed to this address for the time period indicated.

4. SHAREHOLDER PRIVILEGES

[] A. Telephone/Expedited Redemption Privilege (see explanation in prospectus)

The Fund and/or the Transfer Agent is hereby authorized to honor verbal instructions from any person for the redemption of any and all Fund shares held in the undersigned's account provided the proceeds are transmitted only to the address of record or to the bank account indicated below. PROCEEDS FROM SHARES REDEEMED BY PHONE ARE LIMITED TO A $25,000 MAXIMUM PER TRANSACTION AND WILL BE MADE PAYABLE ONLY TO THE REGISTERED OWNERS AND MAILED TO THE ADDRESS OF RECORDS UNLESS WIRED TO THE BANK ACCOUNT YOU DESIGNATE BELOW. Enclose a specimen copy of your personal check (marked "VOID") for the account listed below.


-------------------------------------------------------------------------------
Name of Commercial Bank                 Account Number

-------------------------------------------------------------------------------
ABA# (Bank Routing Number)              Name of Account

-------------------------------------------------------------------------------
Address and Branch of Bank

Please Turn Over

[] B.Telephone Exchange Privilege (see explanation in prospectus)

The Fund and the Transfer Agent are each hereby authorized to honor verbal instructions from any person representing himself or herself to be the undersigned for the exchange of any and all Fund shares held in the undersigned's account to an account of identical registration in any other Reich & Tang, Inc. managed fund, as specified in the accompanying prospectus, provided such shares are available for sale in the undersigned's state of residence. The undersigned agrees that prior to giving any telephone exchange instructions, the undersigned shall obtain the then current prospectus of the fund into which the exchange is to be made. Absent negligence by the Fund or the Transfer Agent, neither the Fund nor the Transfer Agent shall have any liability for acting in accordance with any unauthorized verbal instructions. The records of the Transfer Agentor the Fund with respect to such instructions shall be binding.


[] C. Dividend and Capital Gains Distribution Options (as specified in prospectus)


Please check one:                             Please check one:
[] Dividend Reinvestment                      [] Capital Gains Reinvestment
[] Dividend Withdrawal                        [] Capital Gains Withdrawal


[] D. Systematic Withdrawal Plan*

I would like a :

[] Monthly [] Quarterly remittance of $ (please specify amount, must be $50 or more).

*Note: Must have minimum amount of $10,000 per prospectus and dividends and capital gains options must be reinvested.


5. SIGNATURE

I (We) am (are) of legal age in the state of my residence and wish to purchase shares of the Fund as described in the current prospectus(a copy of which I(we)have received). By the execution of the application, the undersigned represents and warrants that the investor has full right, power and authority to make this investment and the undersigned is (are) duly authorized to sign this application and to purchase or redeem shares of the Fund on behalf of the investor. I(we) hereby appoint Investors Fiduciary Trust Company as agent to receive dividends and distribution for automatic reinvestment in additional shares of the Fund.


Taxpayer   identification   number  certification  (Check  appropriate  box,  if
applicable)

Under penalties of perjury, I certify:

[] That the number shown on this form is my correct taxpayer identification number and that I am not subject to backup withholding because (a) I have not been notified that I am subject to backup withholding as a result of a failure to report all interest or dividends or (b) the Internal Revenue Service has notified me that I am no longer subject to backup withholding.

[] That I have not provided a taxpayer identification number because I have not been issued a number, but I have applied for one or will do so in the near future.

-------------------------------------------- ------  ---------------------------
Individual/Investor/Custodian Representative  Date   Joint Registrant,if any

-------------------------------------  -----  ----------------------------------
Corporate Officer/Partner/Trustee,etc.  Date  Title


INITIAL INVESTMENT AND MAILING INSTRUCTIONS

If you wish to mail your investments, complete the application and mail it with your check, payable to the Fund at:

Delafield Fund, Inc.
Reich & Tang Servicing
600 Fifth Avenue, 9th Floor
New York, NY 10020

If you are wiring funds, call the Fund at (212)830-5220 or 1-800-221-3079 to obtain an account number. Then instruct your commercial bank to wire in Federal Funds to:

Investors  Fiduciary  Trust  Company
ABA    101003621
Reich   &   Tang   Services    L.P.
A/C# 890752-953-8
For  New  A/C# 819-
Name of
Then  complete  the  subscription  order  form and mail it to:

Reich & Tang Servicing
600 Fifth Avenue, 9th Floor
New York, NY 10020

If desired, the application and/or payments may be delivered by hand to:

Delafield Fund,  Inc.
Reich & Tang Servicing
600 Fifth Avenue, 9th Floor
New York, NY 10020

FOR DELAFIELD FUND, INC. USE ONLY

-----------------------------------          -----------------------------------
Dealer Name                                  Location

----------------------------------
Representative Name

If you have any questions about filling out this  application,  please telephone
the  Fund  at  (212)   830-5220  or  outside  New  York  State,   toll  free  at
1-800-221-3079. (Fund #819).

                       REICH & TANG ASSET MANAGEMENT L.P.
                                600 Fifth Avenue
                            New York, NY 10020-2302




June 19, 1997




VIA EDGAR TRANSMISSION


Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:  Delafield Fund, Inc.
     Registration Statement No. 4
     File No. 33-69760

Dear Sir or Madam:

On behalf of Delafield Fund, Inc. and pusuant to Rule 497(d) under the Securities Act of 1933, transmitted herewith is a copy of the final Prospectus which became effective April 30, 1997.

Pursuant to Rule 497(g), this Prospectus has been marked with the registration number and rule number in the upper right hand corner.




                                                    Very truly yours,



                                                    Leigh DeLuca




ENCLOSURES
CC:  Delafield Fund, Inc.
     Battle Fowler LLP